Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
	As reported as at		Restated balance as at
	November 30, 2019	Adjustments	December 1, 2019
	($)	($)	($)
Land, Property and Equipment	1,818,483	65,794	1,884,277
Lease liability	-	(65,794)	(65,794)
	1,818,483	-	1,818,483

Disclosure of reconciliation fo leases obligation for adoption of IFRS 16 [text block]
($)
Operating lease commitments at November 30, 2019	191,483
Discounted using the incremental borrowing rate at December 1, 2019	(1,452)
Recognition exemption for short-term leases	(124,237)
Lease obligations recognized at December 1, 2019	65,794